Statements Of Changes In Equity - USD ($) $ in Thousands	Total		Cumulative Effect, Period of Adoption, Adjustment [Member]	Share Capital	Additional paid–in capital	Accumulated other comprehensive income (loss)	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury shares	Non– controlling interest
Beginning balance, shares at Dec. 31, 2018				42,789,409
Beginning balance, value at Dec. 31, 2018	$ 1,854,408			$ 12,348	$ 263,556	$ (94,944)	$ 1,691,921		$ (40,428)	$ 21,955
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	3,994				3,994
Issuance of treasury shares ( in shares)				1,408,921
Issuance of treasury shares	184,840			$ 394	144,018				40,428
Dividends paid and declared	(62,578)						(57,719)			(4,859)
Other comprehensive income, net of tax expense	(49,479)	[1]				(50,019)				540
Less: net income attributable to non-controlling interests	798									798
Net income attributable to Elbit Systems Ltd.'s shareholders	227,857						227,857
Ending balance, value at Dec. 31, 2019	2,159,840		$ (5,484)	$ 12,742	411,568	(144,963)	1,862,059	$ (5,484)	0	18,434
Ending balance, shares at Dec. 31, 2019				44,198,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other Comprehensive Income (Loss), Tax	(924)
Issuance of treasury shares	4,086				4,086
Dividends paid and declared	(97,639)						(93,253)			(4,386)
Other comprehensive income, net of tax expense	(67,422)	[1]				(66,259)				(1,163)
Less: net income attributable to non-controlling interests	328									328
Net income attributable to Elbit Systems Ltd.'s shareholders	237,658						237,658
Ending balance, value at Dec. 31, 2020	$ 2,231,367			$ 12,742	415,654	(211,222)	2,000,980		0	13,213
Ending balance, shares at Dec. 31, 2020	44,198,330			44,198,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other Comprehensive Income (Loss), Tax	$ 1,891
Exercise of options	20
Stock-based compensation	5,312				5,312
Dividends paid and declared	(80,066)						(79,566)			(500)
Other comprehensive income, net of tax expense	114,967	[1]				113,365				1,602
Less: net income attributable to non-controlling interests	313									313
Net income attributable to Elbit Systems Ltd.'s shareholders	274,350						274,350
Ending balance, value at Dec. 31, 2021	$ 2,546,263			$ 12,762	$ 420,966	$ (97,857)	$ 2,195,764		$ 0	$ 14,628
Ending balance, shares at Dec. 31, 2021	44,255,563			44,260,868
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other Comprehensive Income (Loss), Tax	$ (6,186)
Exercise of options (in shares)	62,538

[1]	Other comprehensive income (loss), net of tax expenses (tax benefit) in the amounts of $(6,186), $1,891 and $924 for the years 2021, 2020 and 2019, respectively.